INVESTMENTS (NET INVESTMENT INCOME) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net Investment Income [Line Items]
Gross investment income (loss)	$ 32	$ 52	$ 95
Investment expenses	(3)	(2)	(3)
Net Investment Income (Loss)	29	50	92
Investment Gains (Losses), Net	(1)	(6)	68
Fixed Maturities
Net Investment Income [Line Items]
Gross investment income (loss)	40	36	79
Investment Gains (Losses), Net	(1)	(10)	67
Mortgage Loans on Real Estate
Net Investment Income [Line Items]
Gross investment income (loss)	0	2	2
Investment Gains (Losses), Net	0	4	1
Policy Loans
Net Investment Income [Line Items]
Gross investment income (loss)	1	1	6
Derivative
Net Investment Income [Line Items]
Gross investment income (loss)	(9)	13	8
Gain (Loss) on Sale of Derivatives	6	8	2
Unrealized Gain (Loss) on Derivatives	$ (15)	$ 5	$ 6